Collaborative Agreements (Details) - USD ($) $ / shares in Units, shares in Thousands							12 Months Ended
	Jun. 18, 2024	May 23, 2024	May 14, 2024	May 08, 2024	Apr. 16, 2024	Mar. 25, 2024	Dec. 31, 2025	Dec. 31, 2024	Jul. 16, 2025
Collaborative Agreements [Line Items]
Licensing fee						$ 33,500,000
FEYE stock (in Dollars per share)						$ 6			$ 1.65
Milestone regulatory payment amount	$ 3,500,000					$ 3,500,000
Percentage of royalties of net sales						5.00%
Licensing agreement								$ 296,000
Cash and recognized revenue							$ 296,000	0
Number of shares received (in Shares)		1,250	1,250				1,250
ForSeeCon Eye Corporation [Member]
Collaborative Agreements [Line Items]
Licensing agreement	$ 100,000
Collaborative agreement with ForSeeCon Eye Corporation [Member]
Collaborative Agreements [Line Items]
Upfront payment						$ 30,000,000
Number of shares paid of licensing agreement (in Shares)						5,000
Shares received (in Shares)							5,000
OncoX BioPharma, Inc., [Member]
Collaborative Agreements [Line Items]
Cash and recognized revenue							$ 0	$ 200,000
Consideration paid		$ 6,250,000	$ 6,250,000	$ 6,250,000	$ 6,250,000
Shares issued (in Shares)		1,250	1,250	1,250	1,250
Price per share (in Dollars per share)		$ 5	$ 5	$ 5	$ 5
Additional milestone payment in cash		$ 625,000	$ 625,000	$ 625,000	$ 625,000
Royalty percentage		5.00%	5.00%	5.00%	5.00%
Number of shares received (in Shares)							1,250
Percentage of develop and commercialize		50.00%	50.00%	50.00%
Licensing fees		$ 100,000	$ 100,000	$ 100,000